23 Sundry provisions	12 Months Ended
Dec. 31, 2020
Sundry Provisions
Sundry provisions
23	Sundry provisions

See accounting policies in Note 3.2.3.

		2020	2019
Provision for environmental damages	(a)	602,490	365,155
Provision for customers rebates	(b)	123,465	84,110
Other		148,253	55,941
Total		874,208	505,206

Current liabilities		362,407	203,134
Non-current liabilities		511,801	302,072
Total		874,208	505,206

(a)	Provision for recovery of environmental damages

Braskem operates in several countries and is subject to different environmental laws and regulations inherent to the operations and activities areas. Remediation expenses are incurred during several years due to their complexity and extension. New information on websites, new technologies or future developments, such as involvement in investigations by regulatory agencies, may require that we reevaluate our potential exposure related to environmental matters. The Company has identified areas where remediation actions will be necessary. Due to the high complexity in identifying potential environmental impacts, alternative solutions and recovery costs estimations, these estimates can only be made with reasonable assurance after the completion of all phases of the process to identify and investigate environmental liabilities, which are in accordance with the phases and protocols established by environmental agencies. The Company monitors the areas under study to capture any new facts and changes in circumstances that change the prognosis of actions to be adopted and consequently affect the estimation of provision for environmental remediations.

(b)	Rebates

Some sales agreements of Braskem provide for a rebate, in products, should certain sales volumes be achieved within the year, six-month period or three-month period, depending on the agreement. The bonus is recognized monthly in a provision, assuming that the minimum contractual amount will be achieved. As it is recognized based on contracts, the provision is not subject to significant uncertainties with respect to their amount or settlement.

(c)	Changes in provisions

		Recovery of
		environmental
	Rebate	damage	Other	Total

December 31, 2018	88,026	307,546	28,970	424,542

Additions, monetary adjustments and exchange variation	74,299	144,617	34,194	253,110
Write-offs through usage and payments	(78,215)	(87,008)	(7,223)	(172,446)

December 31, 2019	84,110	365,155	55,941	505,206

Additions, monetary adjustments and exchange variation	150,132	306,274	119,831	576,237
Write-offs through usage and payments	(110,777)	(68,939)	(27,519)	(207,235)

December 31, 2020	123,465	602,490	148,253	874,208